SCHEDULE II - Condensed Financial Information Of Registrant Progressive Corporation Cash Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes	$ 954.3	$ 702.6	$ 715.6
Interest	184.9	154.0	146.3
Parent Company
Income taxes	925.0	679.2	669.7
Interest	$ 184.9	$ 153.6	$ 142.2